Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Taxes [Abstract]
Schedule of Provision for Income Taxes

Significant components of the provision for income taxes are as follows:

	For the years ended December 31,
	2024	2023	2022

Current	$(411)	$9,354	$(563,650)
Deferred	(122,343)	(66,695)	(435,741)
Income tax benefit	$(122,754)	$(57,341)	$(999,391)

Schedule of Reconciles China Statutory Rates

The following table reconciles China statutory rates to the Group’s effective tax rate:

	For the years ended December 31,
	2024	2023	2022

PRC statutory rates	25.0%	25.0%	25.0%
Preferential tax rates	(0.4)%	(0.4)%	(2.9)%
R&D credits	0.3%	0.2%	1.5%
Change in valuation allowance and others	(24.8)%	(24.8)%	(19.2)%
Effective tax rate	0.1%	0.0%	4.4%

Schedule of Deferred Tax Assets	The significant components of the deferred tax assets are as follows:
	As of December 31,
	2024	2023
Deferred tax assets:
Provision for credit losses	$1,483,285	$1,268,962
Depreciation and amortization	207,204	185,676
Net operating loss carryforward	2,751,701	2,496,584
Valuation allowance	(3,464,740)	(2,932,049)
Deferred tax assets, net	$977,450	$1,019,173

Schedule of Taxes Payable	Taxes payable consists of the following:
	As of December 31,
	2024	2023

Income taxes payable	$5,591	$5,889
VAT and other tax payable	239,179	174,553
Taxes payable	$244,770	$180,442